Cash and Cash Equivalents	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Cash and Cash Equivalents

Note 6: Cash and cash equivalents

The cash and cash equivalents items are broken down as follows:

(thousands of euros)	6/30/2019	12/31/2018
Cash	61,726	77,236
Cash equivalent term deposits	45,539	45,534

Total cash and cash equivalents as reported in the statement of financial position	107,265	122,770

Bank overdrafts	—	—

Total net cash and cash equivalents as reported in the statement of cash flows	107,265	122,770

Term deposits are immediately convertible into cash at no cost. They are measured using level 1 fair value measurements.